Note Payable to Bank (Details Narrative) - USD ($)	5 Months Ended	12 Months Ended
	Jun. 09, 2020	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Debt face amount		$ 1,824,176
Note payable to bank current		12,850	$ 2,241
Bounce Back Loan Scheme [Member]
Debt Instrument [Line Items]
Debt face amount	$ 60,600
Debt maturity term	72 months
Debt interest rate	2.50%
Interest expense		1,090	851
Note payable to bank		58,909	64,982
Note payable to bank current		$ 12,850	$ 2,241
Bounce Back Loan Scheme [Member] | United Kingdom, Pounds
Debt Instrument [Line Items]
Debt face amount	$ 47,600